Trade and other receivables	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Trade and other receivables
14.	Trade and other receivables

Million US dollar	30 June 2026	31 December 2025

Cash deposits for guarantees	155	144
Loans to customers	5	6
Tax receivable, other than income tax	97	100
Brazilian tax credits and interest receivables	1 422	1 299
Trade and other receivables	346	323
Non-current trade and other receivables	2 026	1 871

Trade receivables and accrued income	5 136	4 261
Interest receivables	93	67
Tax receivable, other than income tax	646	660
Loans to customers	63	52
Prepaid expenses	770	568
Other receivables	695	553
Current trade and other receivables	7 404	6 161
Ambev’s tax credits and interest receivables are expected to be collected over a period exceeding 12 months after the reporting date. As of 30 June 2026, the total amount of such credits and interest receivables represented 1 422m US dollar (31 December 2025: 1 299m
US dollar).

The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The agei ng
of
the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 30 June 2026 and 31 December 2025 respectively :

	Net carrying amount as of 30 June 2026	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	5 136	4 798	203	123	13	-
Loans to customers	68	68	-	-	-	-
Interest receivables	93	93	-	-	-	-
Other receivables	694	669	10	7	9	-
	5 992	5 628	212	130	22	-

	Net carrying amount as of 31 December 2025	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 261	3 990	202	42	25	3
Loans to customers	58	58	-	-	-	-
Interest receivables	66	64	-	2	-	-
Other receivables	553	532	10	6	6	-
	4 939	4 644	212	50	30	3
The above analysis of the age of financial assets that are past due as of the reporting date but not impaired also includes non-current loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities, AB InBev has sufficient collateral, or the customer entered into a payment plan. Impairment losses on trade and other receivables recognized in the six-month period ended 30 June 2026 amount to 25m US dollar (30 June 2025: 28m US dollar).
AB InBev’s exposure to credit and interest rate risks is disclosed in Note 19
Risks arising from financial instruments
.